Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Breakdown by Fair Value Hierarchy Category for Financial Instruments Included in Consolidated Balance Sheets

The following table shows a breakdown by fair value hierarchy category for (1) financial instruments measurements included in our Consolidated Balance Sheets at fair value and (2) supplemental fair value disclosures for other financial instruments:

	December 31, 2015
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Instruments Recorded on Our Consolidated Balance Sheets at Fair Value
Assets from commodity derivative contracts (1)	$127.1	$127.1	$—	$123.1	$4.0
Liabilities from commodity derivative contracts (1)	7.6	7.6	0.3	7.0	0.3
TPL contingent consideration (2)	3.0	3.0	—	—	3.0
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value:
Cash and cash equivalents	140.2	140.2	—	—	—
TRC Senior secured revolving credit facility	440.0	440.0	—	440.0	—
TRC Term Loan	157.5	158.3	—	158.3	—
Partnership’s Senior secured revolving credit facility	280.0	280.0	—	280.0	—
Partnership’s Senior unsecured notes	4,884.0	4,192.0	—	4,192.0	—
Partnership’s accounts receivable securitization facility	219.3	219.3	—	219.3	—

	December 31, 2014
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Instruments Recorded on Our Consolidated Balance Sheet at Fair Value:
Assets from commodity derivative contracts	$60.2	$60.2	$—	$58.4	$1.8
Liabilities from commodity derivative contracts	5.2	5.2	—	5.1	0.1
Financial Instruments Recorded on Our Consolidated Balance Sheet at Carrying Value:
Cash and cash equivalents	81.0	81.0	—	—	—
TRC Senior secured revolving credit facility	102.0	102.0	—	102.0	—
Partnership’s Senior secured revolving credit facility	—	—	—	—	—
Partnership’s Senior unsecured notes	2,783.4	2,731.5	—	2,731.5	—
Partnership’s accounts receivable securitization facility	182.8	182.8	—	182.8	—

(1)	The fair value of the derivative contracts in this table is presented on a different basis than the Consolidated Balance Sheets presentation as disclosed in Note 14 – Derivative Instruments and Hedging Activities. The above fair values reflect the total value of each derivative contract taken as a whole, whereas the Consolidated Balance Sheets presentation is based on the individual maturity dates of estimated future settlements. As such, an individual contract could have both an asset and liability position when segregated into its current and long-term portions for Consolidated Balance Sheets classification purposes.
(2)	See Note 4 – Business Acquisitions.

Reconciliation of Changes in Fair Value of Financial Instruments Classified as Level 3

The following table summarizes the changes in fair value of our financial instruments classified as Level 3 in the fair value hierarchy:

	Commodity Derivative Contracts Liability/ (Asset)	Contingent Liability
Balance, December 31, 2012	$0.6	$15.3
Settlements included in Revenue	(1.3)	—
Change in valuation of contingent liability included in Other Income	—	(15.3)

Balance, December 31, 2013	(0.7)	$—
Settlements included in Revenue	(0.2)	—
Unrealized losses included in OCI	(1.1)	—
Transfers out of Level 3	0.3	—

Balance, December 31, 2014	(1.7)	—
TPL contingent consideration fair value at acquisition date (see Note 4 -Business Acquisitions)	—	4.2
Change in fair value of TPL contingent consideration included in Other Income	—	(1.2)
New Level 3 instruments	(3.7)	—
Transfers out of Level 3	1.7	—

Balance, December 31, 2015	$(3.7)	$3.0